Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

June 30, 2019

CSCIP-QTLY-0819
1.851897.112

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Beverages - 26.1%
Brewers - 1.3%
Anheuser-Busch InBev SA NV	126,500	$11,194,031
Beijing Yanjing Brewery Co. Ltd. (A Shares)	5,311,006	5,135,592
China Resources Beer Holdings Co. Ltd.	85,210	404,687
		16,734,310
Distillers & Vintners - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	144,766	28,510,216
Kweichow Moutai Co. Ltd. (A Shares)	10,418	1,492,881
		30,003,097
Soft Drinks - 22.5%
Coca-Cola European Partners PLC	166,658	9,416,177
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	61,900	3,846,466
Coca-Cola West Co. Ltd.	38,000	961,851
Fever-Tree Drinks PLC	1,844	54,283
Keurig Dr. Pepper, Inc.	592,500	17,123,250
Monster Beverage Corp. (a)	999,978	63,828,596
PepsiCo, Inc.	491,200	64,411,056
The Coca-Cola Co.	2,683,061	136,621,466
		296,263,145

TOTAL BEVERAGES		343,000,552

Food & Staples Retailing - 9.6%
Drug Retail - 1.4%
Walgreens Boots Alliance, Inc.	327,280	17,892,398
Food Distributors - 1.8%
Performance Food Group Co. (a)	48,800	1,953,464
Sysco Corp.	301,000	21,286,720
		23,240,184
Food Retail - 1.9%
Kroger Co.	1,008,323	21,890,692
Sprouts Farmers Market LLC (a)	157,400	2,973,286
		24,863,978
Hypermarkets & Super Centers - 4.5%
BJ's Wholesale Club Holdings, Inc.	17,100	451,440
Costco Wholesale Corp.	150,700	39,823,982
Walmart, Inc.	176,400	19,490,436
		59,765,858

TOTAL FOOD & STAPLES RETAILING		125,762,418

Food Products - 19.0%
Agricultural Products - 1.0%
Bunge Ltd.	67,669	3,769,840
Darling International, Inc. (a)	340,600	6,774,534
Ingredion, Inc.	25,100	2,070,499
		12,614,873
Packaged Foods & Meats - 18.0%
Conagra Brands, Inc.	554,100	14,694,732
Danone SA	265,812	22,506,892
Freshpet, Inc. (a)	305,230	13,891,017
General Mills, Inc.	348,600	18,308,472
JBS SA	2,110,300	11,661,758
Kellogg Co.	116,700	6,251,619
Mondelez International, Inc.	826,312	44,538,217
Muyuan Foodstuff Co. Ltd. (A Shares)	298,216	2,553,172
Nomad Foods Ltd. (a)	63,400	1,354,224
Post Holdings, Inc. (a)	52,100	5,416,837
SunOpta, Inc. (a)	172,300	566,867
The Hain Celestial Group, Inc. (a)	113,989	2,496,359
The J.M. Smucker Co.	181,200	20,872,428
The Kraft Heinz Co.	894,000	27,749,760
The Simply Good Foods Co. (a)	267,800	6,448,624
TreeHouse Foods, Inc. (a)	283,173	15,319,659
Tyson Foods, Inc. Class A	240,900	19,450,266
Wens Foodstuffs Group Co. Ltd. (A Shares)	499,100	2,606,414
		236,687,317

TOTAL FOOD PRODUCTS		249,302,190

Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
U.S. Foods Holding Corp. (a)	320,208	11,450,638
Household Products - 19.5%
Household Products - 19.5%
C&S Paper Co. Ltd. (A Shares)	3,559,156	6,364,891
Colgate-Palmolive Co.	521,820	37,398,839
Energizer Holdings, Inc.	124,400	4,806,816
Essity AB Class B	845,600	25,988,622
Procter & Gamble Co.	1,173,693	128,695,437
Reckitt Benckiser Group PLC	31,020	2,449,176
Spectrum Brands Holdings, Inc.	939,288	50,505,516
		256,209,297
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Ocado Group PLC (a)	302,000	4,475,736
The Honest Co., Inc. (a)(b)(c)	171,220	2,486,114
		6,961,850
Multiline Retail - 1.0%
General Merchandise Stores - 1.0%
Dollar General Corp.	28,500	3,852,060
Dollar Tree, Inc. (a)	84,300	9,052,977
		12,905,037
Personal Products - 9.7%
Personal Products - 9.7%
Avon Products, Inc. (a)	3,534,313	13,713,134
Coty, Inc. Class A (d)	3,130,817	41,952,948
Edgewell Personal Care Co. (a)	732,700	19,746,265
Estee Lauder Companies, Inc. Class A	37,567	6,878,893
Ontex Group NV	677,200	10,919,226
Unilever NV (Certificaten Van Aandelen) (Bearer)	561,754	34,131,151
		127,341,617
Tobacco - 12.8%
Tobacco - 12.8%
Altria Group, Inc.	1,592,267	75,393,842
British American Tobacco PLC sponsored ADR	260,946	9,099,187
Philip Morris International, Inc.	1,060,153	83,253,815
		167,746,844
TOTAL COMMON STOCKS
(Cost $1,205,291,082)		1,300,680,443

Money Market Funds - 2.9%
Fidelity Cash Central Fund 2.42% (e)	8,862,571	8,864,344
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	28,584,437	28,587,295
TOTAL MONEY MARKET FUNDS
(Cost $37,451,639)		37,451,639
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,242,742,721)		1,338,132,082
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(24,729,745)
NET ASSETS - 100%		$1,313,402,337

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,486,114 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120,389
Fidelity Securities Lending Cash Central Fund	618,810
Total	$739,199

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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